Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events [Abstract]
Subsequent events
20	Subsequent events
Subsequent to December 31, 2020, stock options to purchase 100,000 common shares with an exercise price of C$0.33 and stock options to purchase 30,000 common shares with an exercise price of C$0.36 were exercised and the Company received gross proceeds of C$43,800.